1900 K Street, NW Washington, DC 20006 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
ADAM T. TEUFEL adam.teufel@dechert.com +1 202 261 3464 Direct +1 202 261 3164 Fax

September 16, 2015

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:      PIMCO Funds (the “Trust” or “Registrant”)

            (File No. 811-05028)

Ladies and Gentlemen:

On behalf of the Trust, attached for electronic filing pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, is Amendment No. 378 to the Registration Statement of the Trust on Form N-1A, which is being filed to make changes to the Trust’s Amendment No. 373 under the Investment Company Act of 1940, as amended, as filed on July 28, 2015, as pertaining to the Offering Memorandum Supplements. This filing amends, and is not intended to otherwise supersede or affect, the Offering Memoranda and Offering Memorandum Supplements of the Trust’s Private Account Portfolio Series, as filed on July 28, 2015, as amended, which are incorporated herein by reference.

No fee is required in connection with this filing. Should you have any questions regarding this filing, please contact the undersigned at 202.261.3464.

Sincerely,

/s/ Adam T. Teufel

Adam T. Teufel

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